Document And Entity Information	Oct. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	PROCYON CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 22, 2024
Entity, File Number	0-17449
Entity, Incorporation, State or Country Code	CO
Entity, Tax Identification Number	59-3280822
Entity, Address, Address Line One	164 DOUGLAS RD EAST
Entity, Address, City or Town	OLDSMAR
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	34677
City Area Code	727
Local Phone Number	447-2998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PCYN
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000812306